Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Assets and Liabilities
Trading assets	SFr 165,150	SFr 190,737
Trading liabilities	44,930	48,971
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	65,668	80,542
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	63,871	70,961
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	26,782	28,365
Trading liabilities	20,365	23,486
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	8,829	10,869
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	24,565	25,485
Bank
Schedule of Trading Assets and Liabilities
Trading assets	165,356	191,096
Trading liabilities	44,951	49,054
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	65,675	80,546
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	63,873	71,102
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	26,978	28,579
Trading liabilities	20,364	23,545
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	8,830	10,869
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 24,587	SFr 25,509